Financial result (Tables)	12 Months Ended
Dec. 31, 2021
Financial result
Schedule of financial result

	Year Ended December 31,
	2021	2020	2019 (1) (2)

	(€ in thousands)
Interest expense	(2,601)	(2,589)	(1,349)
Interest expense on lease liability	(149)	(167)	(190)
Long-term debt	(2,150)	(1,602)	(993)
Expense from revaluation of derivative financial instruments	--	(808)	(106)
Fair value valuation of financial assets	(291)	(10)	--
Other	(11)	(2)	(60)
Interest income	924	184	318
Payout of bond funds	96	78	126
Income from revaluation of derivative financial instruments	752	93	--
Fair value valuation of financial assets	--	--	174
Other	76	13	18
Financial result	(1,677)	(2,405)	(1,031)

(1) Comparative figures for the year ended December 31, 2019 were revised related to the amendment of classification of short-term investments. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.

(2) Comparative figures for the year ended December 31, 2019 were revised related to the recalculation of the performance participation interest related to the Finance Contract with the EIB. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.